Income Taxes - Expiration of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 795
2019 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	22
2020 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	6
2021 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	1
2022 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	16
2023 Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	3
2024-2028 Tax Loss Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	129
Later Tax Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	181
Unlimited Tax Credit Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 437